BALANCE FROM CONTRACTS WITH CUSTOMERS - Net Contract Assets (Liabilities) (Details) - CAD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Revenue From Contracts With Customers1 [Abstract]
Contract assets	$ 608.3	$ 461.9
Contract assets - non-current	34.1	0.0
Contract liabilities - current	(788.3)	(674.7)
Contract liabilities - non-current	(130.3)	(96.2)
Net contract liabilities	$ (276.2)	$ (309.0)